OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
OTHER LIABILITIES

15.OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022

Other liabilities:
Post-employment benefits	$1,117	$1,201
Lease obligations	287	396
Loan obligations	130	180
	$1,534	$1,777

Other liabilities-by balance sheet presentation:
Current	$333	$336
Non-current	1,201	1,441
	$1,534	$1,777

Post-employment Benefits

The Company provides post-employment benefits for former Canadian employees who retired on immediate pension prior to 1997. The post-employment benefits provided include life insurance and medical and dental benefits as set out in the applicable group policies. No post-employment benefits are provided to employees outside the employee group referenced above. The post-employment benefit plan is not funded.

The effective date of the most recent actuarial valuation of the accrued benefit obligation is October 1, 2020. The amount accrued is based on estimates provided by the plan administrator which are based on past experience, limits on coverage as set out in the applicable group policies and assumptions about future cost trends. The significant assumptions used in the most recent valuation are listed below:

●	Discount rate of 1.75%;
●	Medical cost increase trend rate of 4.09% in 2020, grading up to 5.30% per year by 2026, staying flat at 5.30% per year from 2026 to 2030 and then grading down to 4.05% per year from 2031 through to 2041; and
●	Dental cost increase trend rate of 4.50% in 2020, grading up to 5.30% per year by 2026, staying flat at 5.30% per year from 2026 to 2030 and then grading down to 4.05% per year from 2031 through to 2041.

The post-employment benefits balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022
Accrued benefit obligation	$1,117	$1,201
	$1,117	$1,201

Post-employment benefits-by balance sheet presentation:
Current	$120	$120
Non-current	997	1,081
	$1,117	$1,201

The post-employment benefits continuity summary is as follows:

(in thousands)	2023	2022

Balance-January 1	$1,201	$1,274
Accretion (note 20)	21	22
Benefits paid	(105)	(95)
Balance-December 31	$1,117	$1,201

Debt Obligations

At December 31, 2023, the Company’s debt obligations are comprised of lease and loan liabilities. The debt obligations continuity summary is as follows:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Balance-January 1, 2022	$452	$56	$508
Accretion (note 20)	32	—	32
Additions (note 10)	87	158	245
Repayments	(175)	(34)	(209)
Balance-December 31, 2022	$396	$180	$576

Accretion (note 20)	27	—	27
Additions	33	—	33
Repayments	(168)	(50)	(218)
Liability adjustment gain	(1)	—	(1)
Balance-December 31, 2023	$287	$130	$417

Debt Obligations – Scheduled Maturities

The following table outlines the Company’s scheduled maturities of its debt obligations at December 31, 2023:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$161	52	$213
One to five years	150	83	233
More than five years	—	—	—
Total obligation-end of period-undiscounted	311	135	446
Present value discount adjustment	(24)	(5)	(29)
Total obligation-end of period-discounted	$287	130	$417

Letters of Credit Facility

In December 2023, the Company entered into an agreement with BNS to amend the terms of the Company’s  Credit Facility to extend the maturity date to January 31, 2025 (the “Credit Facility”). All other terms of the Credit Facility (amount of credit facility, tangible net worth covenant, investment amounts, pledged assets and security for the facility) remain unchanged by the amendment and the Credit Facility remains subject to letter of credit and standby fees of 2.40% (0.40% on the $7,972,000 covered by pledged cash collateral) and 0.75% respectively. During the year ended December 31, 2023, the Company incurred letter of credit fees of $417,000 (December 31, 2022 - $383,000).

At December 31, 2023, the Company is in compliance with its facility covenants and has access to letters of credit of up to $23,964,000 (December 31, 2022 - $23,964,000). The facility is fully utilized as collateral for non-financial letters of credit issued in support of reclamation obligations for the MLJV, MWJV and Wheeler River (see note 13).